SCHEDULE I - Form 5500 - Assets Held at Year End (Details) - Fifth District Savings Bank 401(k) Plan	Dec. 31, 2025 USD ($)
SCHEDULE I - Form 5500 - Assets Held at Year End
Participant loans	$ 126,145
Fidelity bond coverage amount	$ 4,000,000
Threshold percentage	20.00%
Concentration investment amount	$ 0
Employer common stock
SCHEDULE I - Form 5500 - Assets Held at Year End
Employer securities	$ 2,998,283